Stock Option Plans (Details Narrative) - $ / shares		12 Months Ended
	Feb. 07, 2014	Dec. 31, 2017	Apr. 16, 2015
Common stock per share	$ 0.07
Stock Option Exercise [Member]
Number of common stock shares issued		645,288
Cashless exercise of a stock option, shares		100,000
Common stock per share		$ 0.155
Number of common stock withheld with aggregate exercise price		124,712
Stock Option Exercise One [Member]
Cashless exercise of a stock option, shares		45,000
Common stock per share		$ 0.06
Stock Option Exercise Two [Member]
Cashless exercise of a stock option, shares		625,000
Common stock per share		$ 0.06
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan	30,420,148
Shares authorized			15,000,000
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Percentage of stock option granted to stockholders		10.00%
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Maximum [Member]
Percentage granted to employees at a price per share		100.00%
Percentage exercise price per share		110.00%
Percentage restricted stock to related parties price per share		100.00%